Note 5 - Property and Equipment (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 5 - Property and Equipment (Details) [Line Items]
Depreciation			$ 4,100,000	$ 4,100,000	$ 100,000
Cost of Services, Depreciation			200,000	100,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)			(4,300,000)	(600,000)
Impairment of Long-Lived Assets Held-for-use	32,546,000	4,131,000
Predecessor [Member]
Note 5 - Property and Equipment (Details) [Line Items]
Depreciation					1,200,000
SWD Facility [Member]
Note 5 - Property and Equipment (Details) [Line Items]
Number of Facilities Impaired			5	1
Impaired Assets to be Disposed of by Method Other than Sale, Carrying Value of Asset	20,000,000	4,500,000	20,000,000	4,500,000
Property, Plant, and Equipment, Fair Value Disclosure	7,200,000	1,100,000	7,200,000	1,100,000
Impairment of Long-Lived Assets Held-for-use			$ 12,773,000	$ 3,427,000